Accounts Receivable (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Allowance For Doubtful Accounts [Abstract]
Beginning balance	$ 463,514
Provision for doubtful accounts	854,615	463,514
Written-off	(463,514)
Ending balance	$ 854,615	$ 463,514